Schedule of Other Nonoperating Income (Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 1		2,065
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 2		1,895
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 3		528
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 4	85
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 5		(249)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 6		176
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 7		179
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 8	29
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 9		371
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 10		(2,226)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 11		(268)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 12	(43)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 13		(1,082)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 14		(874)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 15		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 16	0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 17		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 18		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 19		(7,645)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 20	(1,228)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 21		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 22		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 23		5,692
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 24	910
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 25		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 26		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 27		938
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 28	151
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 29		201
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 30		178
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 31		(418)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 32	(67)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 33		1,306
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 34		(851)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 35		(994)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 36	$ (160)